Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Fair Value	$ 558	$ (1,776)
Derivative financial assets	558
Derivative financial liabilities	0	(1,776)
USD Forward Sale Contracts [Member]
Disclosure of financial assets [Line Items]
Notional	18,775	44,914
Fair Value	$ 558	$ (1,776)
Maturity	2018	2017 to 2018
USD Forward Purchase Contracts [Member]
Disclosure of financial assets [Line Items]
Maturity	-	-